Other intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of intangible assets	€ 331	€ 133
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures	€ 694	€ 122